CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
REVENUES
Revenues from mining operations	$ 472,934	$ 412,068
COSTS, EXPENSES AND OTHER INCOME
Production	215,035	198,567
Exploration and corporate development	23,108	16,978
Amortization of property, plant and mine development	64,553	61,929
General and administrative	33,928	35,152
Interest expense	14,447	14,008
Interest and sundry income	(269)	(248)
Gain on derivative financial instruments	(895)	(1,351)
Gain on sale of available-for-sale securities (note 7)		(4,394)
Foreign currency translation loss	15,517	14,065
Income before income and mining taxes	107,510	77,362
Income and mining taxes	28,962	32,098
Net income for the period	78,548	45,264
Net income per share - basic (note 5) (in dollars per share)	$ 0.46	$ 0.27
Net income per share - diluted (note 5) (in dollars per share)	$ 0.46	$ 0.26
Cash dividends declared per common share (in dollars per share)	$ 0.20
COMPREHENSIVE INCOME
Net income for the period	78,548	45,264
Other comprehensive income (loss):
Unrealized gain on hedging activities	7,274
Unrealized gain (loss) on available-for-sale securities	(15,019)	7,067
Adjustments for derivative instruments maturing during the period	(510)
Adjustments for realized gain on available-for-sale securities due to dispositions during the period		(4,394)
Change in unrealized gain on pension liability	552	110
Tax effect of other comprehensive loss items	(2,172)	(580)
Other comprehensive income (loss) for the period	(9,875)	2,203
Comprehensive income for the period	$ 68,673	$ 47,467